Summary of Selected Significant Accounting Polices (Schedule of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ (44,717)	$ (35,812)	$ (31,865)	$ 10,657	$ 10,133	$ 6,673	$ 6,602	$ 9,116	$ 8,969	$ (46,887)	$ 31,360	$ 29,709
Weighted average basic shares outstanding	44,854,988				32,000,000
Effect of diluted securities attributable to stock-based payments
Weighted average diluted shares outstanding	44,854,988				32,000,000
Basic earnings (loss) per share	$ (1.00)				$ 0.32
Diluted earnings per share	$ (1.00)				$ 0.32